Stock-Based Compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) ShareBasedCompensationPlan shares	Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | ShareBasedCompensationPlan	3
Compensation cost | $	$ 122	$ 134
Total income tax (expense) benefit | $	$ 35	$ 13
Shares cancelled or forfeited	23,950
Shares Granted	0	0
Shares, Vested	66,834
2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	100,000
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	539,792
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods exercisable from date of grant	10 years
Stock Options [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	38,778
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	200,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	292,000	200,500
Unrecognized compensation cost | $	$ 642	$ 272
Restricted Stock [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	15,511
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	30,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years